UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alerian Capital Management LLC
Address: 2100 McKinney Avenue, 18th Floor
         Dallas, TX  75201

13F File Number:  028-12829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Hammond
Title:     Chief Financial Officer
Phone:     212-332-7811

Signature, Place, and Date of Signing:

      /s/ Daniel Hammond     New York, NY     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $6,283 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      154    55260 SH       SOLE                    55260        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     3603   240678 SH       SOLE                   240678        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     2526    83600 SH       SOLE                    83600        0        0